Equity - Text Details (Detail) - EUR (€) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2018
Equity - Text Details (Detail) [Line Items]
Retained earnings								€ 8,571
Increase (Decrease) retained earnings connected to long-term incentive		€ 20
Exercised Forward Contracts		12,420,000
Increase (Decrease) retained earnings connected to capital reduction		€ 423
The number of shares bought back after selling (unwinding) of options		2,467,612
Dividends paid, ordinary shares per share	€ 0.80	€ 0.80	[1]	€ 0.80	[1],[2]	€ 0.80	[1],[2]
Dividends paid, ordinary shares				€ 742		€ 732
Percentage of shareholders electing share dividend		46.00%		48.00%		55.00%
Number of shares issued		9,533,233		11,264,163		17,344,462
Settlement of cash dividend		€ 400		€ 384		€ 330
Proposed dividend per common share		€ 0.85
Shareholder equity subject to limitations		€ 1,558		1,283
Shareholder Equity Subject To Limitations Ordinary Shares		185		188
Legal reserves required by Dutch law		634		703
Currency translation differences		€ 739		392
Unrealized losses from available-for-sale financial assets				€ 30
Capital reduction [member]
Equity - Text Details (Detail) [Line Items]
Number of treasury shares		18,600,000
Long term incentive [member]
Equity - Text Details (Detail) [Line Items]
Number of treasury shares		10,000,000
Euro [Member]
Equity - Text Details (Detail) [Line Items]
Number of call options unwound		1,263,486
Number of options outstanding		2,023,639
Dividends paid, ordinary shares		€ 738
US Dollar [Member]
Equity - Text Details (Detail) [Line Items]
Number of call options unwound		1,204,126
Number of options outstanding		1,770,218
Dividend distribution [Member] | Bottom of range [member]
Equity - Text Details (Detail) [Line Items]
Dividend payout ratio				40.00%
Dividend distribution [Member] | Top of range [member]
Equity - Text Details (Detail) [Line Items]
Dividend payout ratio				50.00%
Forward share repurchase contracts [Member]
Equity - Text Details (Detail) [Line Items]
Number of shares for the unsettled (open) forward contracts		10,000,000		31,020,000
Retained earnings		€ 319
Price per share for the unsettled part		€ 27.03
Forward share repurchase contracts [Member] | Weighted average [member]
Equity - Text Details (Detail) [Line Items]
Price per share for the unsettled part				€ 32.22
Ordinary shares [member]
Equity - Text Details (Detail) [Line Items]
Number of shares authorised		2,000,000,000		2,000,000,000		2,000,000,000
Number of shares issued and fully paid		926,195,539		940,909,027		929,644,864
Par value per share		€ 0.20
Preference shares [member]
Equity - Text Details (Detail) [Line Items]
Number of shares authorised		2,000,000,000		2,000,000,000		2,000,000,000
Purchased call options [member]
Equity - Text Details (Detail) [Line Items]
Additional cash payment for call options sale		€ 51
Treasury shares [member] | Euro [Member]
Equity - Text Details (Detail) [Line Items]
Cash outflow for share purchase transactions related to employee option and share plans and reduction of share capital		1,042
Cash inflow for settlement of share-based compensation plans		€ 94

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.